Income Tax (Details)	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Feb. 28, 2009 PRC Shanghai SINA Leju Software Enterprise Tax year 2010 through 2012	Dec. 31, 2009 PRC Shanghai SINA Leju High and new technology enterprise Tax year 2013 through 2014	Feb. 29, 2012 PRC Shanghai Fangxin information technology Co., Ltd. Software Enterprise Tax year 2014 through 2016	Dec. 31, 2014 Hong Kong
Income Tax
The PRC	$ 111,905,366	$ 91,779,478	$ 37,908,140
Outside of the PRC	(29,476,625)	(45,994,531)	(85,833,719)
Income (loss) before taxes and equity in affiliates	82,428,741	45,784,947	(47,925,579)
The PRC	17,905,374	21,147,165	7,053,197
Outside of the PRC	10,072
Current income taxes expenses (benefits)	17,915,446	21,147,165	7,053,197
The PRC	(2,369,482)	(18,081,440)	(11,130,125)
Deferred income taxes expenses (benefits)	(2,369,482)	(18,081,440)	(11,130,125)
Income taxes expenses (benefits)	15,545,964	3,065,725	(4,076,928)
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Reduction in tax for the year following the exemption period (as a percent)						50.00%		50.00%
Preferential tax rate (as a percent)						12.50%	15.00%	12.50%
Tax rate (as a percent)									16.50%
Period of statute of limitations				3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount				5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years				16,343	100,000
Period of statute of limitations for transfer pricing issues				10 years	10 years
Deferred tax assets:
Accrued salary expenses	11,991,920	7,250,447
Bad debt provision	3,867,755	2,338,422
Net operating loss carry forwards	3,574,524	2,661,176
Advertising expenses temporarily non-deductible	11,097,262	18,026,659
Other	459,506	67,396
Gross deferred tax assets	30,990,967	30,344,100
Valuation allowance	(957,162)	(1,051,973)	(831,361)
Total deferred tax assets	30,033,805	29,292,127
Analysis as:
Current	29,857,574	27,714,132
Non-current	176,231	1,577,995
Deferred tax liabilities:
Amortization of intangible and other assets	26,041,591	27,563,891
Total deferred tax liabilities	26,041,591	27,563,891
Analysis as:
Non-current	$ 26,041,591	$ 27,563,891